Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	March 31, 2023	December 31, 2022
Accrued payroll and benefits	$25,481	$20,502
Accrued legal contingencies	16,000	18,940
Engineering, design and testing services received not invoiced	10,591	9,443
Deposits from customers	3,610	3,573
Other current liabilities	11,298	13,251
Total accrued expenses and other current liabilities	$66,980	$65,709

In connection with the Palantir platform hosting arrangement entered into during 2021, the Company has accrued $3.0 million and $2.5 million as of March 31, 2023 and December 31, 2022, respectively, in other current liabilities and recorded $4.9 million and $2.5 million as of March 31, 2023 and December 31, 2022, respectively, in accounts payable. During the three months ended March 31, 2023 and 2022, the company recognized expense of $2.0 million related to the Palantir hosting arrangement.

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following as of December 31 (dollars in thousands):

	2022	2021
Accrued payroll and benefits	$20,502	$21,752
Accrued legal contingencies	18,940	16,881
Equipment, engineering, design, and testing services received not invoiced	9,443	13,863
Deposits from customers	3,573	4,354
Due to affiliates	-	6,673
Obligation to issue registered shares of Class A Common Stock	-	12,635
Other current liabilities	13,251	11,780
Total accrued expenses and other current liabilities	$65,709	$87,938